Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued salaries	$ 4,593	$ 12,609
Accruals for operating expenses	168,923	227,584
Total	$ 173,516	$ 240,193